Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 3.7%
Commercial Services & Supplies - 0.3%
Wildflower Improvement Association
6.63%, 03/01/2031 (A) (B)	$ 471,692	$ 472,119

Hotels, Restaurants & Leisure - 3.4%
Wild Rivers Water Park
8.50%, 11/01/2051	5,000,000	5,011,150

Total Corporate Debt Securities (Cost $5,363,526)		5,483,269

MUNICIPAL GOVERNMENT OBLIGATIONS - 90.6%
Alabama - 0.7%
County of Perry, General Obligation Unlimited,
Series A,
5.50%, 12/01/2040	50,000	50,001
Series B,
7.38%, 12/01/2030	320,000	320,685
Muscle Shoals Sheffield & Tuscumbia Solid Waste Disposal Authority, Revenue Bonds,
Series A,
6.00%, 05/01/2040 (B)	500,000	566,008
Selma Industrial Development Board, Revenue Bonds,
5.38%, 12/01/2035	100,000	101,560

		1,038,254

Arizona - 4.0%
Arizona Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2055 (B)	395,000	432,859
Glendale Industrial Development Authority, Revenue Bonds,
5.00%, 05/15/2056	1,340,000	1,530,395
Industrial Development Authority of the City of Phoenix, Revenue Bonds,
4.63%, 07/01/2026 (B)	600,000	658,219
Industrial Development Authority of the County of Pima, Revenue Bonds,
5.00%, 07/01/2056 (B)	2,310,000	2,600,050
6.95%, 07/01/2041	150,000	150,377
La Paz County Industrial Development Authority, Revenue Bonds,
5.88%, 06/15/2048 (B)	500,000	551,863
Maricopa County Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2036	110,000	126,724

		6,050,487

Arkansas - 0.1%
County of Independence Hydroelectric Power Revenue, Revenue Bonds,
ACA,
5.30%, 05/01/2033	45,000	45,113
Series B, ACA,
4.80%, 05/01/2024	110,000	110,315

	Principal	Value
MUNI CIPAL GOVERNMENT OBLIGATIONS (continued)
Arkansas (continued)
Saline County Property Owners Improvement District No. 49, General Obligation Limited,
Series A,
5.75%, 02/01/2036	$ 15,000	$ 15,017

		170,445

California - 6.0%
California County Tobacco Securitization Agency, Revenue Bonds,
5.88%, 06/01/2035	135,000	135,237
Series A,
5.88%, 06/01/2043	35,000	35,061
California Health Facilities Financing Authority, Revenue Bonds,
5.00%, 09/01/2048	375,000	455,808
California Infrastructure & Economic Development Bank, Revenue Bonds,
Series A-1,
5.00%, 01/01/2056 (B)	600,000	717,302
California Municipal Finance Authority, Revenue Bonds,
Series A,
5.50%, 06/01/2038 (B)	700,000	799,713
California Public Finance Authority, Revenue Bonds,
3.13%, 05/15/2029 (B)	1,000,000	1,020,468
5.00%, 11/15/2046 - 11/15/2056 (B)	1,500,000	1,718,908
California Statewide Communities Development Authority, Revenue Bonds,
5.75%, 01/15/2045 (B)	475,000	499,697
Series A,
5.25%, 12/01/2056 (B)	500,000	566,372
Series B,
6.00%, 12/01/2024	210,000	240,782
California Statewide Financing Authority, Revenue Bonds,
Series A,
5.63%, 05/01/2029	10,000	10,043
Series B,
6.00%, 05/01/2037	55,000	55,236
Golden State Tobacco Securitization Corp., Revenue Bonds,
Series A-1,
5.00%, 06/01/2047	2,000,000	2,064,912
Palomar Health, Revenue Bonds,
5.00%, 11/01/2028	45,000	54,273
Upland Community Facilities District, Special Tax,
Series A,
3.50%, 09/01/2049	600,000	647,478

		9,021,290

Colorado - 13.5%
Aerotropolis Regional Transportation Authority, Revenue Bonds,
5.00%, 12/01/2051	290,000	315,666
Baseline Metropolitan District No. 1, General Obligation Unlimited,
Series A,
5.00%, 12/01/2051	1,000,000	1,075,062
Brighton Crossing Metropolitan District No. 4, General Obligation Limited,
Series A,
5.00%, 12/01/2047	500,000	528,122

Transamerica Funds	Page 1

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Brighton Crossing Metropolitan District No. 6, General Obligation Limited,
Series A,
5.00%, 12/01/2050	$ 2,000,000	$ 2,216,477
Bromley Park Metropolitan District No. 2, General Obligation Limited,
Series B,
6.38%, 12/15/2047	937,000	1,003,988
Clear Creek Transit Metropolitan District No. 2, General Obligation Limited,
Series A,
5.00%, 12/01/2041 - 12/01/2050	1,075,000	1,187,421
Colorado Health Facilities Authority, Revenue Bonds,
Series A,
5.00%, 09/15/2053	250,000	292,463
Colorado International Center Metropolitan District No. 14, General Obligation Limited,
5.88%, 12/01/2046	1,000,000	1,086,759
Denver Connection West Metropolitan District, General Obligation Limited,
Series A,
5.38%, 08/01/2047	500,000	529,062
Denver Health & Hospital Authority, Revenue Bonds,
Series A,
4.00%, 12/01/2040	500,000	585,144
Denver International Business Center Metropolitan District No. 1, General Obligation Limited,
6.00%, 12/01/2048	500,000	543,805
High Plains Metropolitan District, General Obligation Unlimited,
NATL,
4.00%, 12/01/2047	340,000	386,952
Painted Prairie Metropolitan District No. 2, General Obligation Limited,
5.25%, 12/01/2048	2,000,000	2,112,504
Peak Metropolitan District No. 1, General Obligation Limited,
Series A,
5.00%, 12/01/2051 (B)	1,150,000	1,272,017
Public Authority for Colorado Energy, Revenue Bonds,
6.50%, 11/15/2038	80,000	126,433
Ridgeline Vista Metropolitan District, General Obligation Limited,
Series A,
5.25%, 12/01/2060	2,530,000	2,824,264
Town of Frisco Marina Enterprise Revenue, Revenue Bonds,
5.00%, 12/01/2048	150,000	162,973
Transport Metropolitan District No. 3, General Obligation Limited,
Series A-1,
4.13%, 12/01/2031	1,000,000	1,115,677
5.00%, 12/01/2041	1,365,000	1,547,625
Westerly Metropolitan District No. 4, General Obligation Limited,
Series A,
5.00%, 12/01/2040	1,200,000	1,337,891

		20,250,305

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Connecticut - 1.1%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 01/01/2055 (B)	$ 500,000	$ 559,957
Series B-1,
3.25%, 01/01/2027 (B)	275,000	281,809
Series J,
5.00%, 07/01/2037 - 07/01/2042	755,000	783,256
South Central Connecticut Regional Water Authority, Revenue Bonds,
AGM,
4.50%, 08/01/2038	10,000	10,029

		1,635,051

Delaware - 0.6%
Delaware State Economic Development Authority, Revenue Bonds,
5.00%, 08/01/2054	835,000	958,264

District of Columbia - 0.1%
District of Columbia, Revenue Bonds,
Series B,
5.00%, 07/01/2048	100,000	118,509
District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds,
6.50%, 05/15/2033	5,000	5,578
Series A,
Zero Coupon, 06/15/2046	100,000	21,649

		145,736

Florida - 8.4%
Capital Trust Agency, Inc., Revenue Bonds,
Zero Coupon, 07/01/2061 (B)	7,000,000	861,008
Series A,
5.00%, 01/01/2056 (B)	450,000	533,033
City of Tampa, Revenue Bonds,
Series A,
Zero Coupon, 09/01/2053	2,000,000	612,726
County of Lake, Revenue Bonds,
5.00%, 01/15/2039 - 01/15/2054 (B)	1,025,000	1,139,829
Florida Development Finance Corp., Revenue Bonds,
4.00%, 07/01/2035 - 07/01/2045	1,325,000	1,466,454
5.13%, 06/01/2040 (B)	500,000	599,201
7.38%, 01/01/2049 (B)	1,000,000	1,104,230
Series A,
4.00%, 06/01/2030	500,000	539,944
Miami-Dade County Industrial Development Authority, Revenue Bonds,
Series A,
4.25%, 06/01/2030 (B)	660,000	703,152
5.00%, 06/01/2047 (B)	350,000	373,426
North AR-1 Pasco Community Development District, Special Assessment,
4.00%, 05/01/2051	1,235,000	1,296,700
Northern Palm Beach County Improvement District, Special Assessment,
4.50%, 08/01/2031	50,000	50,993
5.13%, 08/01/2022	5,000	5,095

Transamerica Funds	Page 2

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
St. Johns County Industrial Development Authority, Revenue Bonds,
4.00%, 12/15/2050	$ 2,300,000	$ 2,557,851
Verano No. 3 Community Development District, Special Assessment,
4.00%, 05/01/2051	700,000	745,268

		12,588,910

Georgia - 2.0%
George L Smith II Congress Center Authority, Revenue Bonds,
5.00%, 01/01/2054 (B)	2,520,000	3,039,149

Hawaii - 0.0% (C)
State of Hawaii, General Obligation Unlimited,
Series DQ,
5.00%, 06/01/2026	30,000	30,112

Idaho - 1.6%
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
5.00%, 06/01/2035	285,000	321,911
6.00%, 07/01/2049 - 07/01/2054 (B)	1,725,000	2,101,956

		2,423,867

Illinois - 9.1%
Chicago Board of Education, General Obligation Unlimited,
Series A,
5.50%, 12/01/2039	25,000	25,398
Series A, AGM,
5.00%, 12/01/2035	550,000	688,244
City of Chicago, General Obligation Unlimited,
7.52%, 01/01/2040	215,000	320,926
Series A,
5.00%, 01/01/2044	1,000,000	1,234,347
Series B,
6.21%, 01/01/2032	250,000	312,061
Series C,
Zero Coupon, 01/01/2024	145,000	139,688
5.00%, 01/01/2026 - 01/01/2038	1,010,000	1,158,054
Cook County Community College District No. 508, General Obligation Unlimited,
5.50%, 12/01/2038	500,000	547,020
Cook County School District No. 132, General Obligation Limited,
Series A, AGM,
4.20%, 12/01/2027	361,000	418,501
Illinois Finance Authority, Revenue Bonds,
4.00%, 08/01/2032	440,000	500,628
4.00%, 11/01/2041 - 11/01/2056 (D)	2,190,000	2,567,494
Series A,
5.00%, 11/01/2049	1,000,000	1,135,678
Lombard Public Facilities Corp., Revenue Bonds,
Series A-2, ACA-CBI,
5.50%, 01/01/2025 (A) (B)	41,556	42,550
Metropolitan Pier & Exposition Authority, Revenue Bonds,
Series B,
5.00%, 06/15/2052	45,000	46,845

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
State of Illinois, General Obligation Unlimited,
4.13%, 03/01/2028	$ 35,000	$ 35,734
5.00%, 08/01/2021	15,000	15,000
6.63%, 02/01/2035	25,000	31,807
6.75%, 03/01/2029	115,000	146,926
7.10%, 07/01/2035	155,000	208,836
7.35%, 07/01/2035	20,000	26,345
Series A,
5.00%, 12/01/2034 - 05/01/2041	635,000	768,923
Series M,
5.10% (E), 06/01/2033	680,000	712,091
Village of Oak Lawn, General Obligation Unlimited,
Series A,
3.35%, 12/01/2026	315,000	316,836
5.23%, 12/01/2024	600,000	600,186
Village of Rosemont, General Obligation Unlimited,
Series A, AGC,
6.00%, 12/01/2035	15,000	20,051
Western Illinois Economic Development Authority, Revenue Bonds,
4.00%, 06/01/2036	1,480,000	1,504,909
Will County Community High School District No. 210, General Obligation Unlimited,
Series A,
3.25%, 01/01/2030	45,000	46,121
3.38%, 01/01/2033	25,000	25,602
5.00%, 01/01/2027	55,000	58,257

		13,655,058

Indiana - 3.3%
Indiana Finance Authority, Revenue Bonds,
Series A,
4.00%, 11/15/2026	15,000	16,307
4.00%, 11/15/2041 (D)	2,400,000	2,820,295
Indiana Housing & Community Development Authority, Revenue Bonds,
Series A,
5.25%, 04/01/2041	2,000,000	2,148,798

		4,985,400

Kansas - 0.5%
City of Manhattan, Revenue Bonds,
Series A,
4.00%, 06/01/2046	525,000	593,481
Wyandotte County Unified Government Special Obligation Revenue, Revenue Bonds,
NATL,
Zero Coupon, 12/01/2027	175,000	151,576

		745,057

Kentucky - 0.0% (C)
Edmonson County Industrial Building Revenue, Revenue Bonds,
5.00%, 03/01/2027	20,000	20,022
Kentucky Area Development Districts, Certificate of Participation,
Series M,
5.35%, 12/01/2028	25,000	25,024

		45,046

Transamerica Funds	Page 3

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Louisiana - 1.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds,
3.88%, 11/01/2045 (B)	$ 1,285,000	$ 1,366,057
Parish of St. James, Revenue Bonds,
Series 2,
6.35%, 07/01/2040 (B)	500,000	675,192

		2,041,249

Maryland - 0.0% (C)
Maryland Economic Development Corp., Revenue Bonds,
5.75%, 09/01/2025	50,000	50,529

Massachusetts - 0.4%
Massachusetts Development Finance Agency, Revenue Bonds,
5.00%, 10/01/2049	500,000	564,328

Michigan - 0.4%
Dearborn Brownfield Redevelopment Authority, General Obligation Limited,
Series A, AGC,
5.50%, 05/01/2039	25,000	25,097
Kentwood Economic Development Corp., Revenue Bonds,
4.00%, 11/15/2045	500,000	558,942

		584,039

Minnesota - 3.6%
City of Deephaven, Revenue Bonds,
Series A,
5.25%, 07/01/2037	80,000	90,409
City of Ham Lake, Revenue Bonds,
Series A,
4.00%, 07/01/2028	375,000	404,182
City of International Falls, Revenue Bonds,
5.65%, 12/01/2022	110,000	110,160
City of Woodbury, Revenue Bonds,
4.00%, 07/01/2056	575,000	631,539
Duluth Economic Development Authority, Revenue Bonds,
4.00%, 07/01/2041	930,000	1,013,317
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds,
Series A,
4.50%, 07/01/2028	485,000	519,124
5.00%, 07/01/2036 - 12/01/2050	1,765,000	1,900,680
Series B,
5.25%, 04/01/2043	400,000	408,001
Township of Baytown, Revenue Bonds,
Series A,
4.00%, 08/01/2041	200,000	214,100
4.25%, 08/01/2046	120,000	129,043

		5,420,555

Missouri - 0.1%
Health & Educational Facilities Authority, Revenue Bonds,
4.25%, 12/01/2042 (A) (B)	75,000	83,419

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Montana - 0.1%
City of Forsyth, Revenue Bonds,
Series A,
3.90% (F), 03/01/2031	$ 135,000	$ 141,034
Lewistown Special Improvement District No. 2005, Special Assessment,
4.60%, 07/01/2022	25,000	25,040

		166,074

Nevada - 0.1%
City of Reno, Special Assessment,
7.25%, 12/01/2025	35,000	35,049
County of Clark, Special Assessment,
4.00%, 08/01/2022	165,000	169,736

		204,785

New Jersey - 1.9%
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035 (G) (H)	500,000	375,000
5.13%, 12/01/2045 (G) (H)	30,000	22,500
New Jersey Economic Development Authority, Revenue Bonds,
Series A,
5.13%, 09/01/2052 (B)	760,000	856,749
Series B,
6.50%, 04/01/2031 (A)	10,000	10,801
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
5.00%, 07/01/2030	40,000	47,517
Tobacco Settlement Financing Corp., Revenue Bonds,
Series B,
5.00%, 06/01/2046	1,320,000	1,578,007

		2,890,574

New Mexico - 0.3%
Artesia Hospital District, General Obligation Unlimited,
4.00%, 08/01/2023	400,000	409,542

New York - 4.6%
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
Series A,
5.00%, 08/01/2052	500,000	570,979
Build NYC Resource Corp., Revenue Bonds,
Series A,
4.00%, 06/15/2056	450,000	495,038
5.00%, 12/01/2051 (B)	750,000	867,557
New York City Industrial Development Agency, Revenue Bonds,
FGIC,
CPI + 0.89%, 5.88% (F), 03/01/2027	20,000	21,201
New York Counties Tobacco Trust I, Revenue Bonds,
Series B,
6.50%, 06/01/2035	10,000	10,014
New York Counties Tobacco Trust IV, Revenue Bonds,
Series A,
5.00%, 06/01/2038	25,000	25,330

Transamerica Funds	Page 4

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York Counties Tobacco Trust VI, Revenue Bonds,
Series A-2B,
5.00%, 06/01/2045	$ 870,000	$ 954,188
Series C,
3.75%, 06/01/2045	1,760,000	1,810,873
New York State Dormitory Authority, Revenue Bonds,
AMBAC,
5.25%, 07/01/2025	100,000	114,846
Series A, AGM,
4.00%, 10/01/2035	345,000	418,827
New York Transportation Development Corp., Revenue Bonds,
3.00%, 08/01/2031	1,000,000	1,082,615
Village of Brewster, General Obligation Unlimited,
5.00%, 05/01/2033	50,000	68,427
Yonkers Economic Development Corp., Revenue Bonds,
5.00%, 10/15/2054	465,000	543,926

		6,983,821

North Carolina - 2.0%
North Carolina Medical Care Commission, Revenue Bonds,
4.00%, 09/01/2046 - 09/01/2051	1,815,000	2,112,796
Series A,
5.00%, 10/01/2050	785,000	952,976

		3,065,772

Ohio - 3.3%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds,
Series B-2, Class 2,
5.00%, 06/01/2055	3,685,000	4,333,933
Series B-3, Class 2,
Zero Coupon, 06/01/2057	2,000,000	331,256
City of Cleveland, Revenue Bonds,
5.38%, 09/15/2027 (A)	20,000	20,073
Cleveland-Cuyahoga County Port Authority, Revenue Bonds,
Series A,
7.05%, 11/15/2040 (A) (B)	95,000	95,092
County of Greene, Revenue Bonds,
Series A, ACA,
5.10%, 09/01/2029	110,000	110,126
County of Hamilton, Revenue Bonds,
5.00%, 01/01/2036	100,000	113,374

		5,003,854

Oregon - 1.1%
Oregon State Facilities Authority, Revenue Bonds,
Series B,
6.75%, 06/15/2022 (B)	85,000	87,128
Warm Springs Reservation Confederated Tribe, Revenue Bonds,
Series B,
5.00%, 11/01/2039 (B)	600,000	733,613
Yamhill County Hospital Authority, Revenue Bonds,
Series A,
5.00%, 11/15/2056	750,000	877,472

		1,698,213

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania - 2.8%
Cumberland County Municipal Authority, Revenue Bonds,
5.00%, 01/01/2039 - 01/01/2045	$ 650,000	$ 739,351
Montgomery County Industrial Development Authority, Revenue Bonds,
Series A,
4.25%, 01/15/2029	80,000	88,066
Pennsylvania Economic Development Financing Authority, Revenue Bonds,
4.00%, 07/01/2046	3,000,000	3,388,221
Susquehanna Area Regional Airport Authority, Revenue Bonds,
Series B,
9.88%, 01/01/2034	10,000	13,131

		4,228,769

Puerto Rico - 7.3%
Children’s Trust Fund, Revenue Bonds,
5.38%, 05/15/2033	10,000	10,066
5.50%, 05/15/2039	55,000	56,376
5.63%, 05/15/2043	45,000	45,252
Commonwealth of Puerto Rico, General Obligation Unlimited,
AGC-ICC,
5.50%, 07/01/2022	100,000	104,320
AGM,
5.13%, 07/01/2030	275,000	282,982
AGM-CR,
4.50%, 07/01/2023	75,000	75,417
5.00%, 07/01/2028	30,000	30,836
Series A, AGC-ICC,
5.00%, 07/01/2022 - 07/01/2033	620,000	637,275
5.25%, 07/01/2030	55,000	56,596
5.50%, 07/01/2029	245,000	286,878
Series A, AGM,
4.13%, 07/01/2023 - 07/01/2024	50,000	51,503
5.00%, 07/01/2035	265,000	272,796
5.38%, 07/01/2025	200,000	204,719
Series A-4, AGM,
5.00%, 07/01/2031	170,000	174,737
Series B, AGC-ICC,
5.00%, 07/01/2035	400,000	411,146
Series C, AGM,
5.25%, 07/01/2026 - 07/01/2027	160,000	164,644
5.38%, 07/01/2028	30,000	30,871
5.50%, 07/01/2032	145,000	149,377
5.75%, 07/01/2037	650,000	670,374
Puerto Rico Convention Center District Authority, Revenue Bonds,
Series A, AGC,
4.50%, 07/01/2036	770,000	784,488
5.00%, 07/01/2027	210,000	215,852
Puerto Rico Electric Power Authority, Revenue Bonds,
Series DDD, AGM,
3.63%, 07/01/2023	340,000	340,770
3.65%, 07/01/2024	210,000	210,468
Series RR, AGC,
5.00%, 07/01/2028	270,000	277,523
Series SS, AGM,
5.00%, 07/01/2030	110,000	113,065
Series TT, AGC-ICC,
5.00%, 07/01/2032	265,000	272,384
Series TT, AGM-CR,
5.00%, 07/01/2027	25,000	25,697

Transamerica Funds	Page 5

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds, (continued)
Series UU, AGC,
4.25%, 07/01/2027	$ 365,000	$ 365,892
5.00%, 07/01/2026	165,000	169,598
Series UU, AGM,
5.00%, 07/01/2022 - 07/01/2024	315,000	323,778
Series VV, AGM,
5.25%, 07/01/2027	70,000	81,559
Puerto Rico Highway & Transportation Authority, Revenue Bonds,
AGC-ICC,
5.00%, 07/01/2028	55,000	56,533
Series AA, AGC-ICC,
5.00%, 07/01/2035	85,000	87,369
Series AA-1, AGM,
4.95%, 07/01/2026	155,000	158,343
Series CC, AGM,
5.25%, 07/01/2036	180,000	202,757
Series CC, AGM-CR,
5.50%, 07/01/2029	75,000	88,368
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	580,000	596,161
Series E, AGM,
5.50%, 07/01/2023	150,000	161,689
Series I, AGC-ICC, FGIC,
5.00%, 07/01/2026	305,000	313,499
Series K, AGC-ICC,
4.40%, 07/01/2025	30,000	30,081
5.00%, 07/01/2030	30,000	30,836
Series M, AGC-ICC,
5.00%, 07/01/2032	160,000	164,419
Series N, AGC,
5.25%, 07/01/2036	120,000	135,150
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2026	265,000	307,969
Puerto Rico Municipal Finance Agency, Revenue Bonds,
Series A, AGM,
4.75%, 08/01/2022	140,000	141,564
5.00%, 08/01/2021 - 08/01/2030	990,000	1,013,545
Series A, AGM-CR,
4.75%, 08/01/2025	70,000	70,946
Puerto Rico Public Buildings Authority, Revenue Bonds,
Series I, AGC-ICC,
5.00%, 07/01/2036	290,000	298,081
Series K, AGM,
5.25%, 07/01/2027	190,000	195,515

		10,950,064

South Carolina - 0.9%
County of Lancaster, Special Assessment,
Series A,
3.13%, 12/01/2022	245,000	249,853
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
4.00%, 06/01/2056 (D)	1,000,000	1,058,560

		1,308,413

Texas - 5.9%
Bexar County Health Facilities Development Corp., Revenue Bonds,
5.00%, 07/15/2042	550,000	606,941
Cameron Education Corp., Revenue Bonds,
Series A, ACA,
5.25%, 08/15/2036	40,000	40,011

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
City of Crandall, Special Assessment,
4.50%, 09/15/2051 (B)	$ 500,000	$ 504,432
5.00%, 09/15/2041 (B)	544,000	546,115
City of Dallas, Revenue Bonds,
AGC,
5.25%, 08/15/2034	35,000	35,131
City of Rowlett, Special Assessment,
4.13%, 09/15/2041 (B)	448,000	451,832
4.25%, 09/15/2051 (B)	514,000	516,083
Harris County-Houston Sports Authority, Revenue Bonds,
NATL,
Zero Coupon, 11/15/2023	10,000	9,622
Love Field Airport Modernization Corp., Revenue Bonds,
5.25%, 11/01/2040	125,000	127,627
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds,
4.00%, 11/01/2049 - 11/01/2055	2,250,000	2,563,729
5.00%, 01/01/2047 - 01/01/2055	1,000,000	1,070,278
Series A,
3.38%, 08/15/2021 (B)	255,000	255,218
Newark Higher Education Finance Corp., Revenue Bonds,
5.00%, 06/15/2048	50,000	51,286
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
5.00%, 08/15/2036	435,000	485,040
State of Texas, Revenue Bonds,
4.00%, 08/26/2021	1,335,000	1,338,531
Van Alstyne Economic Development Corp., Revenue Bonds,
4.00%, 08/15/2031	240,000	257,780

		8,859,656

Virginia - 1.2%
Buena Vista Public Recreational Facilities Authority, Revenue Bonds,
Series A, ACA,
5.50%, 07/15/2035 (I)	50,000	50,056
Buena Vista Public Service Authority, Revenue Bonds,
Series A,
5.13%, 01/01/2023	15,000	15,025
6.00%, 01/01/2027	50,000	50,077
Henrico County Economic Development Authority, Revenue Bonds,
Series C,
5.00%, 12/01/2047	375,000	442,033
Tobacco Settlement Financing Corp., Revenue Bonds,
Series B1,
5.00%, 06/01/2047	190,000	191,082
Virginia College Building Authority, Revenue Bonds,
4.00%, 06/01/2046	850,000	991,177

		1,739,450

West Virginia - 0.0% (C)
Tobacco Settlement Finance Authority, Revenue Bonds,
Series B,
Zero Coupon, 06/01/2047	450,000	51,020

Transamerica Funds	Page 6

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin - 2.2%
Public Finance Authority, Revenue Bonds,
5.00%, 04/01/2022 (A)	$ 25,000	$ 25,676
5.00%, 06/15/2053	200,000	232,917
Series A,
5.00%, 06/15/2049 (B)	90,000	98,904
Series A, AGM,
4.00%, 07/01/2059	1,000,000	1,131,487
5.00%, 07/01/2054	1,000,000	1,210,212
Wisconsin Health & Educational Facilities Authority, Revenue Bonds,
5.00%, 08/01/2039	500,000	534,665

		3,233,861

Total Municipal Government Obligations (Cost $128,026,141)		136,320,418

	Shares	Value
EXCHANGE-TRADED FUND - 0.4%
U.S. Fixed Income Fund - 0.4%
iShares 20+ Year Treasury Bond ETF (J)	4,000	598,080

Total Exchange-Traded Fund (Cost $568,000)		598,080

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.05% (K)	102,500	$ 102,500

Total Other Investment Company (Cost $102,500)		102,500

	Principal	Value
REPURCHASE AGREEMENT - 8.4%
Fixed Income Clearing Corp., 0.00% (K), dated 07/30/2021, to be repurchased at $12,706,736 on 08/02/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $12,960,875.	$ 12,706,736	12,706,736

Total Repurchase Agreement (Cost $12,706,736)		12,706,736

Total Investments (Cost $146,766,903)		155,211,003
Net Other Assets (Liabilities) - (3.2)%		(4,750,938)

Net Assets - 100.0%		$ 150,460,065

INVESTMENT VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$5,483,269	$—	$5,483,269
Municipal Government Obligations	—	136,320,418	—	136,320,418
Exchange-Traded Fund	598,080	—	—	598,080
Other Investment Company	102,500	—	—	102,500
Repurchase Agreement	—	12,706,736	—	12,706,736

Total Investments	$700,580	$154,510,423	$—	$155,211,003

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Restricted securities. At July 31, 2021, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Wildflower Improvement Association 6.63%, 03/01/2031	12/10/2020	$463,083	$472,119	0.3%
Municipal Government Obligations	Lombard Public Facilities Corp. Revenue Bonds Series A-2, ACA-CBI 5.50%, 01/01/2025	08/30/2017	39,054	42,550	0.0	(C)
Municipal Government Obligations	Health & Educational Facilities Authority Revenue Bonds 4.25%, 12/01/2042	09/10/2019	78,020	83,419	0.1
Municipal Government Obligations	New Jersey Economic Development Authority Revenue Bonds Series B 6.50%, 04/01/2031	01/22/2015	10,535	10,801	0.0	(C)

Transamerica Funds	Page 7

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	City of Cleveland Revenue Bonds 5.38%, 09/15/2027	07/27/2015	$20,062	$20,073	0.0	%(C)
Municipal Government Obligations	Cleveland-Cuyahoga County Port Authority Revenue Bonds Series A 7.05%, 11/15/2040	04/11/2014	92,766	95,092	0.1
Municipal Government Obligations	Public Finance Authority Revenue Bonds 5.00%, 04/01/2022	05/01/2017	25,171	25,676	0.0	(C)

Total			$728,691	$749,730	0.5%

(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the total value of 144A securities is $30,352,286, representing 20.2% of the Fund’s net assets.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(E)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2021; the maturity date disclosed is the ultimate maturity date.
(F)	Floating or variable rate securities. The rates disclosed are as of July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(G)	Non-income producing securities.
(H)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2021, the total value of such securities is $397,500, representing 0.3% of the Fund’s net assets.
(I)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At July 31, 2021, the value of this security is $50,056, representing less than 0.1% of the Fund’s net assets.
(J)	All or a portion of the security is on loan. The value of the security on loan is $692,371, collateralized by cash collateral of $102,500 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $604,890. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(K)	Rates disclosed reflect the yields at July 31, 2021.
(L)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATIONS:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
FGIC	Financial Guaranty Insurance Co.
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

CBI	Certificates of Bond Insurance
CPI	Consumer Price Index
CR	Custodial Receipts
ICC	Insured Custody Certificate

Transamerica Funds	Page 8

Transamerica High Yield Muni

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Funds	Page 9